Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of impairment of assets [Abstract]
Schedule of Amounts of Impairment Loss Reversed (Recognized)

Amounts in US$‘000	2021	2020	2019
Chile (a)	(17,641)	(81,967)	—
Brazil (b)	—	(1,717)	—
Argentina (c)	13,307	(16,205)	(7,559)
Peru (d)	—	(33,975)	—
	(4,334)	(133,864)	(7,559)
(a)	Recognition of impairment loss in the Fell Block due to the decline in the proved reserves estimation in 2021 and the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production in 2020.
(b)	Recognition of impairment loss in the REC-T-128 Block due to the fair value less cost to sale determined in the context of the farm-out process described in Note 36.2.2.
(c)	Reversal of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2021 due to the known market price of the blocks in the context of the transaction described in Note 36.3.1. Recognition of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production, which also led to reduced estimates of the quantities of hydrocarbons recoverable, and in the CN-V Block in 2019 for the total amount capitalized in the block due to a negative revision of reserves.
(d)	Recognition of impairment loss in the Morona Block due to the situation described in Note 36.4.1.